LOANS PAYABLE	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
LOANS PAYABLE

15. LOANS PAYABLE

During the year ended December 31, 2019, the loans payable are summarized as follows:

Balance, December 31,
2019	2018	Currency	Terms
CAD $	CAD $
731,606	1,002,199	USD	Unsecured, due on demand
148,158	220,500	Colombian Pesos	Unsecured, due on demand
32,545	315,231	Argentina Pesos	Unsecured, due on demand
350,746	—	Argentina Pesos	Unsecured, due January 2020
1,263,055	1,537,930

During the year ended December 31, 2018, the loans payables are summarized as follows:

Balance, December 31,
2018	2017	Currency	Terms
CAD $	CAD $
410,959	—	USD	Unsecured, due February 24, 2019
410,959	—	USD	Unsecured, due March 6, 2019
68,213	—	USD	Unsecured, due February 19, 2019
112,068	—	USD	Unsecured, due on demand
220,500	—	Colombian Pesos	Unsecured, due on demand
315,231	—	Argentina Pesos	Unsecured, due on demand
1,537,930	—

During the year ended December 31, 2018, in connection with a loan, the Company issued 300,000 incentive share purchase warrants exercisable at $0.15 per common share for a period of two years from the date of grant.

During the year ended December 31, 2018, the interest rates on the loans payable ranged from 0% to 61%. During the year ended December 31, 2018, the Company has incurred interest expense of $20,052 (US$15,472) on the loans payable, which remains payable and has been recorded within interest payable on the consolidated statement of financial position.

The Company has recasted comparative information as at December 31, 2018 for the loans payable, to correct balances received during the year ended December 31, 2018. As a result, the loans payable and foreign exchange expense increased by $431,708. The recast of comparative information had no impact on cash flows. The loans payable balances arose during the year ended December 31, 2018; accordingly, there was no impact to the consolidated financial statements for the year ended December 31, 2017.

During the year ended December 31, 2019, the interest rates on the loans payable ranged from 0% to 61%.

During the year ended December 31, 2019, the Company has incurred interest expense of $336,817 (US$253,840) on the loans payable, of which $73,615 (US$56,549) remains payable and has been recorded within interest payable on the consolidated statement of financial position.